FPA Crescent Fund
FPA Crescent Fund
Investment Objective.
The Fund seeks to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Crescent Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	none
Redemption Fee (as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Crescent Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.23%
Other Expenses	0.13%
Financial Services	0.10%
Total Annual Fund Operating Expenses	1.23%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FPA Crescent Fund
One year	125
Three years	390
Five years	676
Ten years	1,489

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies.

The Fund actively invests in both the equity and debt securities of companies because the Adviser believes that this combination of securities broadens the universe of opportunities for the Fund, offers additional diversification and helps to lower volatility. Typically, the Fund invests primarily in equity securities and the balance in debt securities, cash and cash equivalents. The Fund may invest up to 50% of its assets in foreign securities, including American Depositary Receipts and European Depositary Receipts. In addition, the Fund may sell securities short, and the Adviser employs a short selling strategy for a portion of the Fund.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

The Adviser looks for large and small companies that it believes to have excellent future prospects that are undervalued by the securities markets. The Adviser believes that these opportunities often arise when companies are out-of-favor or undiscovered by most of Wall Street. The Adviser searches for companies that also offer earnings growth, opportunity for price/earnings multiple expansion and the best combination of such quality criteria as strong market share, good management, high barriers to entry and high return on capital.

Using fundamental security analysis, the Adviser may look for investments that trade at a substantial discount to the Adviser's determination of the company's value (absolute value) rather than those that might appear inexpensive based on a discount to their peer groups or the market average (relative value). The Adviser attempts to determine a company's absolute value using fundamental security analysis, which it believes provides a thorough view of its financial and business characteristics. As a part of its process, the Adviser:

•  Reviews stock prices or industry group under-performance, insider purchases, management changes and corporate spin-offs.

•  Communicates directly with company management, suppliers, and customers.

•  Defines the company's future potential, financial strength and competitive position.

A debt security is an interest-bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). The Fund may invest in debt securities issued by corporations and the U.S. government and its agencies, mortgage-backed and asset-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, commercial paper and certificates of deposit.

The Adviser invests in debt securities to provide the Fund with a reliable and recurring stream of income, while seeking to preserve its capital. The Fund may also invest in debt securities rated below investment grade ("high yield bonds" or "junk bonds"). The Fund has the ability to invest up to 65% of its total assets in debt securities, although it will typically primarily invest in equity securities.

The Adviser selects debt securities by using an approach that is similar to the approach it uses to select equity securities and by trying to forecast current interest rate trends. Usually, the Adviser employs a defensive interest rate strategy, which means it seeks to keep the average maturity of the debt securities portion of the Fund to 10 years or less by investing at different points along the yield curve. The Adviser also continually considers yield spreads and other underlying factors such as credit quality, investor perception and liquidity to determine which sectors offer the best investment value.

The Adviser may engage in a strategy known as selling short. Selling a security short is when the Fund sells a security it does not own. To sell a security short the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. The Fund typically sells securities short to take advantage of an anticipated decline in prices or to protect a profit in a security it already owns.

An investment is generally sold when either the company's value has been fully reflected in a higher valuation by the market, or a negative fundamental development occurs in the company or its industry that will significantly impact future earnings growth.

Principal Investment Risks.

Principal Risks. As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

Risks Associated with Investing in Equities. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund (generally common stocks, preferred stocks, convertible securities, rights and warrants) will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management. Global stock markets have been subject to significant volatility recently, including issues relating to the European sovereign debt crisis, which have increased the risk associated with an investment in the Fund. Changes in interest rates may also have an impact on equity markets. These risks are greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Risks Associated with Investing in Debt Securities. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors in mortgage-backed and asset-backed securities to be paid off later than anticipated, forcing the Fund to keep its money invested at lower rates or to sell the securities at lower prices. The historically low interest rate environment increases the risks associated with rising interest rates. Falling interest rates, however, generally cause investors in mortgage-backed and asset-backed securities to be paid off earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of the fixed-income portion of the Fund's assets to interest rate movements, which are the main source of risk for the fixed-income portion of the Fund. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay their principal amount. Some debt securities may repay the principal earlier or after the stated maturity date, known as callable bonds. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their dollar-weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

The credit rating or financial condition of an issuer may also affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is typically valued as more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the issuer's capacity to pay interest and repay principal.

High yield bonds, commonly referred to as "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately. There is no limit on the ratings of high yield securities that may be purchased or held by the Fund, and the Fund may invest in securities that are in default.

The value of the Fund's mortgage-backed securities may be affected by, among other factors, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets.

Risks Associated with Investing in Foreign Securities. Since the Fund may invest up to 50% of its assets in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially those of companies in emerging markets, can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in regulatory, tax and accounting standards and differences in reporting standards can cause difficulties in obtaining information about foreign companies and can negatively affect investment decisions. Investments in foreign securities could be affected by restrictions on receiving investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.

The Fund may invest in ADRs and similar depositary receipts, which may be sponsored by the foreign issuer or unsponsored. ADRs and similar depositary receipts are subject to the risks of changes in currency or exchange rates and the risks of investing in foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that would be, in the United States, considered material. Therefore, there may be less information available regarding these issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Risks Associated with Investing in Emerging Markets. The Fund's investments in foreign issuers in developing or emerging market countries involve increased exposure to changes in economic, social and political factors. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving, and their political systems are typically less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Short Selling. The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses are theoretically unlimited. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

Performance Information.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Standard & Poor's 500 Stock Index (S&P 500) is a capitalization-weighted index which covers industrial, utility, transportation and financial service companies, and represents approximately 75% of the New York Stock Exchange (NYSE) capitalization and 30% of NYSE issuers and is considered a measure of large capitalization stock performance.

The Fund's highest/lowest quarterly results during this time period were:
Highest	14.96%	(Quarter ended 06/30/09)
Lowest	(16.09)%	(Quarter ended 12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Returns		Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years
FPA Crescent Fund		21.95%	14.79%	8.80%
FPA Crescent Fund After Taxes on Distributions	[1]	19.94%	13.91%	7.79%
FPA Crescent Fund After Taxes on Distributions and Sales	[1]	17.85%	12.58%	7.28%
FPA Crescent Fund S&P 500 (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%	7.41%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Early withdrawal from a 401(k) or an IRA could lead to taxation of the withdrawal amount as ordinary income and could be subject to an additional penalty.

Updated Performance Information. To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.